Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Commissions, related party	$ 286,237	$ 521,107
Vessel operating expenses, related party	88,682	111,161
General and administrative expenses, related party	1,597,115	1,432,236
Related Party [Member]
General and administrative expenses, related party	$ 675,000	$ 625,000